Disposition of Feng Hui (Details) - Schedule of operations and comprehensive income (loss) - Fair Value [Member]	12 Months Ended
Dec. 31, 2021 USD ($)
Disposition of Feng Hui (Details) - Schedule of operations and comprehensive income (loss) [Line Items]
Consideration in exchange for the disposal	$ 1,435,132
Less: Net liabilities (comprised of assets of $1,593,879 and liabilities of $57,601,524)	(56,007,645)
Gains from disposal	57,442,777
Other comprehensive loss	(2,691,969)
Net gain from discontinued operations	$ 54,750,808